Equity (Details) - Schedule of Activities of the Stock Options - Stock option [Member] - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activities of the Stock Options [Line Items]
Number of Share Options, Outstanding	5,627	32,695	32,695	37,072
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 1,133.36	$ 47.29	$ 48	$ 416.42
Weighted Average Remaining Contractual Term, Outstanding	4 years 4 months 13 days	2 years 5 months 26 days	3 years 5 months 26 days	4 years 2 months 23 days
Aggregate Intrinsic Value, Outstanding (in Dollars)
Number of Share Options, Exercisable		32,695
Weighted Average Exercise Price, Exercisable (in Dollars per share)		$ 47.29
Weighted Average Remaining Contractual Term, Exercisable		2 years 5 months 26 days
Aggregate Intrinsic Value, Exercisable (in Dollars)
Number of Share Options, Granted				31,687
Weighted Average Exercise Price, Granted (in Dollars per share)				$ 292.8
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Share Options, Cancelled			(4,377)
Weighted Average Exercise Price, Cancelled (in Dollars per share)			$ 1,133.36
Aggregate Intrinsic Value, Cancelled (in Dollars)
Number of Share Options, Exercised				(242)